SHARE-BASED COMPENSATION - Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expense	$ (3,736)	$ (2,832)
Share options
SHARE-BASED COMPENSATION
Share-based compensation expense	(1,416)	(1,383)
RSUs
SHARE-BASED COMPENSATION
Share-based compensation expense	(2,076)	(1,435)
PSUs
SHARE-BASED COMPENSATION
Share-based compensation expense	$ (244)	$ (14)